Debt - Schedule of Components of Debt Interest Expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Line of Credit Facility [Line Items]
Amortization of debt issuance costs	$ 17,769,000	$ 6,953,000	$ 1,841,000
Net (gain) loss on interest rate swaps accounted for as hedge instruments and the related hedged items	(1,532,000)	278,000
Interest and credit facility fees	478,004,000	141,497,000	24,798,000
Interest paid during the period	422,344,000	119,598,000	21,609,000
Unsecured Debt
Line of Credit Facility [Line Items]
Stated interest expense	254,779,000	48,913,000
Amortization of debt issuance costs	7,095,000	648,000
Accretion of discount	7,440,000	707,000
Net (gain) loss on interest rate swaps accounted for as hedge instruments and the related hedged items	(1,532,000)	278,000
Interest and credit facility fees	267,782,000	50,546,000
Interest paid during the period	240,871,000	51,682,000
Revolving Credit Facility | Line of Credit
Line of Credit Facility [Line Items]
Stated interest expense	39,648,000	17,236,000	18,879,000
Credit facility fees	7,215,000	4,778,000	1,652,000
Amortization of debt issuance costs	4,034,000	2,461,000	1,322,000
Interest and credit facility fees	50,897,000	24,475,000	21,853,000
Interest paid during the period	$ 45,835,000	$ 17,915,000	$ 19,954,000
Average stated interest rate	5.68%	6.96%	7.16%
Average outstanding balance	$ 688,279,000	$ 243,676,000	$ 259,901,000
SG Funding Facility | Line of Credit
Line of Credit Facility [Line Items]
Stated interest expense	56,157,000	41,686,000	1,323,000
Credit facility fees	4,886,000	4,986,000	1,103,000
Amortization of debt issuance costs	3,815,000	3,090,000	519,000
Interest and credit facility fees	64,858,000	49,762,000	2,945,000
Interest paid during the period	$ 61,627,000	$ 41,185,000	$ 1,655,000
Average stated interest rate	6.21%	7.56%	7.86%
Average outstanding balance	$ 891,668,000	$ 542,355,000	$ 38,365,000
SB Funding Facility | Line of Credit
Line of Credit Facility [Line Items]
Stated interest expense	11,932,000	10,009,000
Credit facility fees	2,163,000	1,552,000
Amortization of debt issuance costs	819,000	592,000
Interest and credit facility fees	14,914,000	12,153,000
Interest paid during the period	$ 11,595	$ 8,816
Average stated interest rate	6.08%	7.39%
Average outstanding balance	$ 193,562,000	$ 133,128,000
BNP Funding Facility | Line of Credit
Line of Credit Facility [Line Items]
Stated interest expense	24,384,000	555,000
Amortization of debt issuance costs	1,266,000	93,000
Interest and credit facility fees	25,650,000	$ 648,000
Interest paid during the period	$ 16,522,000
Average stated interest rate	5.40%	5.88%
Average outstanding balance	$ 445,125,000	$ 9,290,000
January 2037 CLO Secured Notes
Line of Credit Facility [Line Items]
Stated interest expense	43,433,000	3,844,000
Amortization of debt issuance costs	305,000	69,000
Interest and credit facility fees	43,738,000	3,913,000
Interest paid during the period	$ 37,120,000	$ 0
Average stated interest rate	5.70%	6.06%
Average outstanding balance	$ 751,474,000	$ 62,426,000